Decommissioning Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 206.5	$ 206.5
Discount rate	12.00%	12.00%
Inflation rate	2.00%	2.00%
Credit-adjusted discount rate	1.00%
Decommissioning Liabilities [Member]
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 1.1